COMMITMENTS AND CONTINGENCIES (Details 2) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Potentially dilutive securities	130,511,871,912	290,983,922,753	19,890,294,603
Convertible Promissory Note
Potentially dilutive securities	22,185,151,081	73,476,125,073
Series A Preferred Stock
Potentially dilutive securities	79,949,664,121	175,986,864,598	12,610,847,082
Series B Preferred Stock
Potentially dilutive securities	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Potentially dilutive securities	630,391,892	923,742,574	74,998,392
Series E Preferred Stock
Potentially dilutive securities	27,614,959,459	40,465,485,149	3,285,381,029
Stock Options and Warrants
Potentially dilutive securities	129,116,666	129,116,666	129,116,666
Stock Contingencies
Potentially dilutive securities	130,511,871,912	290,983,922,753